Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 9,460	$ 9,210	$ 9,002
Group employees
Total	102,887	102,579	101,279
France
Group employees
Management	15,101	14,675	14,130
Other	20,779	20,831	20,829
International
Group employees
Management	20,318	19,470	18,183
Other	46,689	47,603	48,137